Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
Class A Prospectus | CitizensSelect Prime Money Market Fund | Class A
Risk/Return:
Trading Symbol	CZAXX
Class A Prospectus | CitizensSelect Treasury Money Market Fund | Class A
Risk/Return:
Trading Symbol	CEAXX
Class B Prospectus | CitizensSelect Prime Money Market Fund | Class B
Risk/Return:
Trading Symbol	CZBXX
Class B Prospectus | CitizensSelect Treasury Money Market Fund | Class B
Risk/Return:
Trading Symbol	CEBXX
Class C Prospectus | CitizensSelect Prime Money Market Fund | Class C
Risk/Return:
Trading Symbol	CZCXX
Class C Prospectus | CitizensSelect Treasury Money Market Fund | Class C
Risk/Return:
Trading Symbol	CECXX
Class D Prospectus | CitizensSelect Prime Money Market Fund | Class D
Risk/Return:
Trading Symbol	CZDXX
Class D Prospectus | CitizensSelect Treasury Money Market Fund | Class D
Risk/Return:
Trading Symbol	CEDXX